Right-of-use Assets - Details Information About Breakdown Of Right Of Use Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 29,968	$ 38,060	$ 44,275
Additions		398	1,776
Disposal	(3)	0	(102)
Depreciation & impairment expense	(7,509)	(7,785)	(8,399)
Translation adjustments	1,202	(704)	510
Ending balance	23,658	29,968	38,060
Gross value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	68,597	69,885
Ending balance	72,083	68,597	69,885
Accumulated depreciation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(38,629)	(31,825)
Ending balance	(48,425)	(38,629)	(31,825)
Building lease [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	25,593	30,602	33,666
Additions		422	1,678
Disposal	(3)	(0)	(102)
Depreciation & impairment expense	(4,991)	(4,770)	(5,081)
Translation adjustments	1,158	(660)	442
Ending balance	21,757	25,593	30,602
Building lease [member] | Gross value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	50,913	51,863
Ending balance	53,751	50,913	51,863
Building lease [member] | Accumulated depreciation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(25,320)	(21,261)
Ending balance	(31,994)	(25,320)	(21,261)
Office and laboratory equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	4,375	7,457	10,608
Additions		19	98
Disposal	(0)	(42)	0
Depreciation & impairment expense	(2,518)	(3,015)	(3,318)
Translation adjustments	44	(44)	69
Ending balance	1,901	4,375	7,457
Office and laboratory equipment [Member] | Gross value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	17,684	18,022
Ending balance	18,332	17,684	18,022
Office and laboratory equipment [Member] | Accumulated depreciation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(13,309)	(10,565)
Ending balance	$ (16,431)	$ (13,309)	$ (10,565)